Investment Securities - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2023	Apr. 30, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Fair value of disposed equity securities	$ 778	$ 20	$ 80	$ 1,586	$ 657
Cumulative after-tax gain/(loss) on equity securities designated at FVOCI	126	(3)	30	193	109
Dividend income	$ 37	$ 42	$ 43	$ 112	$ 123